Provisions - Restructuring Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Schedule Of Restructuring And Related Costs [Line Items]
Cash, total	¥ 130,370	¥ 81,520	¥ 30,130
Non-cash, depreciation and impairment	50,670	1,442	14,606
Total	181,040	82,962	44,736
Severance
Schedule Of Restructuring And Related Costs [Line Items]
Cash, total	33,538	17,574	6,397
Consulting fees
Schedule Of Restructuring And Related Costs [Line Items]
Cash, total	18,086	19,040	7,205
Other
Schedule Of Restructuring And Related Costs [Line Items]
Cash, total	¥ 78,746	¥ 44,906	¥ 16,528